SUBSEQUENT EVENTS (Details Narrative) (USD $)	0 Months Ended				1 Months Ended		3 Months Ended	6 Months Ended	11 Months Ended			0 Months Ended
	Nov. 18, 2013	Aug. 19, 2013	Jul. 29, 2013	Jul. 25, 2013	Oct. 31, 2013	Jun. 30, 2013	Sep. 30, 2013	Aug. 31, 2012	Dec. 31, 2013	Nov. 12, 2013	Nov. 11, 2013	Nov. 13, 2013 Jeff Feinberg	Nov. 18, 2013 Doug Croxall	Nov. 18, 2013 Richard Raisig
Number of patents acquired					4
Consideration for patents, shares					150,000
Value of shares issued					$ 718,500
Grant date fair value (per share)		$ 5.85	$ 7.00	$ 6.85	$ 4.79	$ 5.03	$ 6.00
Option to purchase shares	300,000								500,000				100,000	115,000
Restricted stock units												100,000
Exercise price											5.70		5.93	5.70
Option terms	The option has a term of five (5) years and vests 33% on each of the first and second anniversaries and 34% on the third anniversary of the Kairix Agreement. The Company has valued the option at $984,447 using the Black-Scholes option pricing model with the following assumptions: an expected life of two and one-half years; volatility of 100% and a risk-free interest rate of 0.65%. In addition, Kairix will be entitled to receive either 2% or 5% of the net revenue derived from the enforcement of patents by either the Company or its subsidiaries and resulting from work performed by Kairix on behalf of the Company, with the percentage applied to be based on the contribution made to the generation of the revenue by Kairix, as further described in the Kairix Agreement. Mr. Craig Nard, one of the principals of Kairix, is a member of our Board of Directors.											The RSU vests in two installments: 50% on the one-year anniversary of the Feinberg Agreement (the “First Vesting”) and the remaining 50% on the second year anniversary of the Feinberg Agreement (the “Second Vesting”). The shares of common stock will be issued upon Mr. Feinberg’s meeting each of the two vesting requirements. During the first six months, the Feinberg Agreement can be terminated without any vesting under certain circumstances described in the Feinberg Agreement. If the Feinberg Agreement is terminated following the First Vesting but prior to the Second Vesting, the RSU is subject to acceleration of the Second Vesting under certain circumstances also described in the Feinberg Agreement.	vesting in twenty-four (24) equal installments on each monthly anniversary date of the grant.	vesting in twenty-four (24) equal installments on each monthly anniversary of the date of the Raisig Agreement, provided Mr. Raisig is still employed by us on each such date.
Option value	984,447												442,692	511,036
Payment for subscription of stock										$ 25,000
Shares issued for subscription	4,808							4,494,829